Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Schedule of revenues
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Domestic fixed line communications – Bezeq fixed-line
Fixed line telephony	1,255	1,130	1,017
Internet – infrastructure	1,488	1,525	1,497
Transmission and data communication	775	769	745
Cloud and digital services	230	260	273
Other services	205	199	225
	3,953	3,883	3,757

Cellular communications - Pelephone
Cellular services and terminal equipment	1,743	1,713	1,674
Sale of terminal equipment	757	688	642
	2,500	2,401	2,316

International communications, internet services and NEP – Bezeq International	1,467	1,338	1,283

Multi-channel television - DBS	1,650	1,473	1,344

Others	219	226	229
	9,789	9,321	8,929